COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012	Dec. 20, 2011 Summit Gold Project	Dec. 31, 2012 Kittila mine	Dec. 31, 2012 Pinos Altos mine Minimum	Dec. 31, 2012 Pinos Altos mine Maximum	Dec. 31, 2012 Abitibi Minimum	Dec. 31, 2012 Abitibi Maximum
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 147,300,000
Payment of royalty
Percentage of net smelter return the Company has to pay in royalties		2.00%	2.00%
Percentage of net profits interest royalty and net smelter return royalty				1.00%	3.50%	0.50%	5.00%
Purchase commitments
2013	12,258,000
2014	12,428,000
2015	7,080,000
2016	5,071,000
2017	4,466,000
Thereafter	22,274,000
Total	$ 63,577,000